Prepayments and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2025
Prepayments and Other Receivables.
Schedule of prepayments and other receivables

	September 30,	December 31,
	2025	2024
	€1,000	€1,000
Prepayments	1,903	2,410
Other receivables	1,467	835
Accrued income from Rett Syndrome Research Trust	502	502
	3,872	3,747